Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding	12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	32,900,000
Fair value at issue date	$ 24,379.389
Fair value charged for current year	$ 6,047,848
October 29, 2031 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,500,000
Fair value at issue date	$ 4,515,601
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	8 years
October 29, 2031 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,500,000
Fair value at issue date	$ 4,229,191
Fair value charged for current year	$ 1,355,562
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	8 years
October 29, 2031 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	7,000,000
Fair value at issue date	$ 7,500,124
Fair value charged for current year	$ 2,557,188
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	8 years
October 27, 2026 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,800,000
Fair value at issue date	$ 1,353,304
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	3 years
October 29, 2026 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	2,000,000
Fair value at issue date	$ 1,417,766
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	3 years
May 10, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	200,000
Fair value at issue date	$ 84,000
Fair value charged for current year	$ 20,540
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	4 years
May 26, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 238,000
Fair value charged for current year	$ 64,737
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	4 years
July 22, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	440,000
Fair value at issue date	$ 163,000
Fair value charged for current year	$ 58,014
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 25, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,780,000
Fair value at issue date	$ 1,405,000
Fair value charged for current year	$ 503,276
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 26, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	400,000
Fair value at issue date	$ 146,000
Fair value charged for current year	$ 52,411
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 27, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,000,000
Fair value at issue date	$ 379,000
Fair value charged for current year	$ 136,344
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 28, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	980,000
Fair value at issue date	$ 376,000
Fair value charged for current year	$ 135,555
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 264,000
Fair value charged for current year	$ 83,600
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 274,000
Fair value charged for current year	$ 181,666
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 289,000
Fair value charged for current year	$ 194,081
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 303,000
Fair value charged for current year	$ 151,915
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	750,000
Fair value at issue date	$ 263,000
Fair value charged for current year	$ 83,283
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	250,000
Fair value at issue date	$ 89,000
Fair value charged for current year	$ 59,008
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 165,000
Fair value charged for current year	$ 109,397
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 169,000
Fair value charged for current year	$ 113,494
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	250,000
Fair value at issue date	$ 87,000
Fair value charged for current year	$ 58,426
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	9 years
November 28, 2032 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	750,000
Fair value at issue date	$ 258,000
Fair value charged for current year	$ 129,351
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	9 years
December 23, 2028 [Member]
Schedule of the Company had Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	300,000
Fair value at issue date	$ 411,403
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years